Financial Instruments - Schedule of Contractual Cash Flow Requirements (Details) - CAD ($) $ in Thousands	Jan. 31, 2024	Apr. 30, 2023
Disclosure Of Financial Instruments [Line Items]
Total liabilities	$ 28,869	$ 20,010